Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Allocation Of Acquisition Costs
The following table presents the preliminary allocation of the acquisition cost to the assets acquired and liabilities assumed, based on their fair values:

(In millions)	2012
Cash (includes $62 million held in escrow at December 31, 2011)	$314
Estimated fair value of deferred/contingent consideration	46
Total Consideration	$360
Allocation of purchase price:
Cash and cash equivalents	$22
Accounts receivable, net	8
Other current assets	—
Property, plant, and equipment	5
Intangible assets (primarily customer lists amortized over 10 years)	147
Goodwill	226
Other assets	5
Total assets acquired	413
Current liabilities	13
Other liabilities	40
Total liabilities assumed	53
Net assets acquired	$360

Pro-Forma Information

	Years Ended December 31,
(In millions, except per share data)	2012	2011	2010
Revenue	$12,013	$11,778	$10,839
Income from continuing operations	$1,214	$990	$580
Net income attributable to the Company	$1,187	$1,001	$870
Basic net income per share:
– Continuing operations	$2.18	$1.78	$1.03
– Net income attributable to the Company	$2.18	$1.84	$1.59
Diluted net income per share:
– Continuing operations	$2.15	$1.75	$1.02
– Net income attributable to the Company	$2.14	$1.81	$1.57